Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2019
Allowance for doubtful accounts at beginning of period					$ (693)
Allowance for doubtful accounts at end of period		$ (450)			(450)
Successor [Member]
Allowance for doubtful accounts at beginning of period		(760)			(693)
Add: additional allowance for the year		(339)			(476)
Less: bad debt expense		649			719
Allowance for doubtful accounts at end of period		$ (450)			$ (450)
Predecessor [Member] | NPS Holdings Limited [Member]
Allowance for doubtful accounts at beginning of period	(6,508)		(4,106)	(4,106)
Add: additional allowance for the year			(2,402)	(2,402)
Less: bad debt expense
Allowance for doubtful accounts at end of period	$ (6,508)		$ (6,508)	$ (6,508)